Notes Related to the Consolidated Statements of Financial Position	12 Months Ended
Dec. 31, 2017
Notes Related to the Consolidated Statements of Financial Position

6 NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

6.1 Intangible assets

	As of December 31,
(in thousands of euros)	2015	2016	2017
Other intangible assets	184	209	234

Total historical cost	184	209	234

Accumulated amortization of other intangible assets	(122)	(152)	(180)

Total accumulated amortization and depreciation	(122)	(152)	(180)

Total, net	61	57	53

6.2 Property, plant and equipment

At December 31, 2017, property, plant and equipment are composed as follows:

(in thousands of euros)	As of January 1, 2017	Increase	Decrease	As of December 31, 2017
Laboratory equipment	974			974
Assets under construction	862	868		1,730
Plant, equipment, and tooling	850	270	—	1,121
General equipment, fixtures and fittings	1,466	389	—	1,855
Office equipment and computers	531	137	—	668

Total gross value	4,684	1,664	—	6,349

Accumulated depreciation of laboratory equipment	(882)	(48)	—	(930)
Accumulated depreciation of plant, equipment and tooling	(523)	(118)	—	(641)
Accumulated depreciation of general equipment, fixtures and fittings	(909)	(207)	—	(1,116)
Accumulated depreciation of office equipment and computers	(125)	(129)	—	(255)

Total accumulated depreciation	(2,439)	(503)	—	(2,439)

Total net value	2,245	1,161	—	3,407

Property, plant and equipment held under finance leases amounts to €203 thousand and €116 thousand as of December 31, 2016 and 2017, respectively.

At December 31, 2016, property, plant and equipment are composed as follows:

(in thousands of euros)	As of January 1, 2016	Increase	Decrease	As of December 31, 2016
Laboratory equipment	974			974
Assets under construction	44	862	(44)	862
Plant, equipment, and tooling	727	123	—	850
General equipment, fixtures and fittings	1,079	387	—	1,466
Office equipment and computers	134	397	—	531

Total gross value	2,958	1,770	(44)	4,684

Accumulated depreciation of laboratory equipment	(831)	(51)	—	(882)
Accumulated depreciation of plant, equipment and tooling	(426)	(98)	—	(523)
Accumulated depreciation of general equipment, fixtures and fittings	(733)	(175)	—	(909)
Accumulated depreciation of office equipment and computers	(51)	(74)	—	(125)

Total accumulated depreciation	(2,041)	(398)		(2,439)

Total net value	918	1,372	(44)	2,245

Property, plant and equipment held under finance leases amounts to €143 thousand and €203 thousand as of December 31, 2015 and 2016, respectively.

At December 31, 2015, property, plant and equipment are composed as follows:

(in thousands of euros)	As of January 1, 2015	Increase	Decrease	As of December 31, 2015
Laboratory equipment	974	—	—	974
Assets under construction	112	29	(98)	44
Plant, equipment, and tooling	617	110	—	727
General equipment, fixtures and fittings	959	120	—	1,079
Office equipment and computers	76	59	—	134

Total gross value	2,738	318	(98)	2,958

Accumulated depreciation of laboratory equipment	(753)	(78)	—	(831)
Accumulated depreciation of plant, equipment and tooling	(346)	(79)	—	(426)
Accumulated depreciation of general equipment, fixtures and fittings	(636)	(98)	—	(733)
Accumulated depreciation of office equipment and computers	(36)	(15)	—	(51)

Total accumulated depreciation	(1,771)	(270)	—	(2,041)

Total net value	967	48	(98)	918

6.3 Other non-current financial assets

The other non-current financial assets correspond mainly to deposits paid in relation to the rental of our premises for €97 thousand, €132 thousand and €168 thousand as of December 31, 2015, 2016 and 2017, respectively.

6.4 Inventories

	As of December 31,
	2015	2016	2017
(in thousands of euros)
Production inventory	79	71	104
Laboratory inventory	87	74	72

Total inventory	166	145	176

6.5 Trade and other receivables

The receivables relate mainly to the receivables on Orphan Europe as regards the re-invoicing of the clinical studies AML 2012-10 and NOPHO, and amounted to €424 thousand, €218 thousand and €76 thousand as of December 31, 2015, 2016 and 2017, respectively.

6.6 Other current assets

	As of December 31,
	2015	2016	2017
(in thousands of euros)
Research Tax Credit	3,743	3,321	3,326
Tax receivables (e.g. VAT) and other receivables	1,190	863	1,114
Cash to be received from bank related to exercise of warrants	553	—	23
Prepayments	220	339	1,327

Total	5,705	4,524	5,791

Research Tax Credit

The Company benefits from the provisions in Articles 244 quater B and 49 septies F of the French Tax Code related to the Research Tax Credit. In compliance with the principles described in Note 4.16, the Research Tax Credit is recognized in the consolidated statement of income (loss) in “other income” during the year in which the eligible research expenditures are incurred.

The amount as of December 31, 2017 is mainly the CIR receivable for the 2017 period.

Prepayments as at December 31, 2017 relate to the building leases for 2018 first quarter, the D&O insurance for one-year period amounting to €373 thousand and an invoice received for a payment in advance for purchase ordered from MEDAC for an amount of €570 thousand, for which the payment in advance occurred in January 2018.

6.7 Cash and cash equivalents

	As of December 31,
(in thousands of euros)	2015	2016	2017
Cash and cash equivalents	45,634	37,646	185,525

Total cash and cash equivalents as reported in statement of financial position	45,634	37,646	185,525

Bank overdrafts	—	—	10

Total cash and cash equivalents as reported in statement of cash flow	45,634	37,646	185,515

At December 31, 2015, the cash position is composed of the following items: (i) €20.2 million in current accounts and (ii) €25.4 million in term deposits, with maturities of 1 month to 3 years, but readily available without penalty subject to a 32-day notice.

At December 31, 2016, the cash position is composed of the following items: (i) €10.6 million in current accounts and (ii) €27.0 million in term deposits, with maturities of 1 month to 3 years, but readily available without penalty subject to a 32-day notice.

At December 31, 2017, the cash position is composed of the following items: (i) €174.5 million in current accounts and (ii) €11.0 million in term deposits, with a maturity as of January 1, 2019, but readily available without penalty subject to a 32-day notice.

6.8 Shareholders’ equity

We manage our capital to ensure that the Company will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance. Our capital structure consists of financial liabilities as detailed in Notes 6.10 offset by cash and bank balances and equity (comprising issued capital, reserves and retained earnings). We are not subject to any externally imposed capital requirements.

As of December 31, 2016, the capital of the Parent Company consisted of 8,732,648 shares, fully paid up, with a nominal value of 0.10 euro. Following the private placement completed in April 2017 and the IPO in November 2017, as well as the exercise of subscription warrants, the capital was increased to 17,937,559 shares with a nominal value of 0.10 euro as at December 31, 2017.

Nature of transactions	Number of shares
Balance as of January 1, 2015	6,882,761
Exercise of share warrants	101,850
Private placement with institutional investors	940,000
Balance as of January 1, 2016	7,924,611
Follow-on offering	793,877
Exercise of share warrants	14,160
Balance as of January 1, 2017	8,732,648
Exercise of share warrants	17,200
Free shares / Stock options / Share warrants	7,574
Private placement with institutional investors in April	3,000,000
Initial Public Offering (including 5,389,021 ordinary shares in the form of ADSs)	6,180,137

Total as of December 31, 2017	17,937,559

The costs of issuing ordinary shares amounted to €16,722 thousand and were deducted from the share premium increase. These costs were related to bank fees, legal counsels, advisors and auditors’ fees.

Basic earnings per share and diluted earnings (loss) per share

	For the year ended December 31,
(in thousands of euros)	2015	2016	2017
Net loss (in thousands of euros)	(15,013)	(21,913)	(33,530)
Weighted number of shares for the period	6,957,654	7,983,642	11,370,557
Basic loss per share (€/share)	(2,16)	(2.74)	(2.95)

Diluted loss per share (€/share)	(2.16)	(2.74)	(2.95)

At December 31, 2015, 2016 and 2017, the potential shares that could be issued within the context of exercising warrants issued (455,330, 626,000 and 858,186 as at December 31, 2015, 2016 and 2017, respectively) were not taken into consideration in the calculation of the diluted earnings, as their effect would be anti-dilutive.

2,500 shares are held by the Company as treasury shares (and recognized as a deduction of shareholders’ equity) and will be cancelled.

6.9 Provisions

The provisions can be detailed as follows:

	As of December 31,
(in thousands of euros)	2015	2016	2017
Provision for retirement indemnities	100	163	214
Provisions for disputes	81	—	—

Total	181	163	214

The regime for retirement indemnities applicable at the Parent Company, is defined by the collective agreement for the pharmaceutical industry in France.

The Company recognizes actuarial differences in other comprehensive income. The pension commitments are not covered by plan assets. The portion of the provision for which the maturity is less than one year is not significant.

As part of the estimate of the retirement commitments, the following assumptions were used for all categories of employees:

	2015	2016	2017
Discount rate	2.03%	1.36%	1.30%
Wage increase	2%	2%	2%
Social welfare contribution rate	Non-executive 44%	Non-executive 44%	Non-executive 44%
	Executive 54%	Executive 54%	Executive 54%
Expected staff turnover	0-10%	0-10%	0-10%
Age of retirement:	65-67 years	65-67 years	65-67 years
Mortality table	INSEE 2014	INSEE 2014	INSEE 2014

The Company has settled the dispute with BPI France related to the GR-SIL subsidy for €81 thousand as well as the residual conditional advance for €23 thousand. The reimbursement was made in January 2016 for €104 thousand.

The breakdown of provisions is as follows:

In thousands of euros	Opening	Other (1)	Provisions	Reversals	Closing
Period from January 1 to December 31, 2015
Retirement indemnity provision	89	(8)	20	—	100
Provision for disputes	—	—	81	—	81

Net closing balance	89	(8)	101	—	181
Period from January 1 to December 31, 2016
Retirement indemnity provision	100	30	33	—	163
Provision for disputes	81	—	—	81	—

Net closing balance	181	30	33	81	163
Period from January 1 to December 31, 2017
Retirement indemnity provision	163	(8)	59	—	214
Provision for disputes	—	—	—	—	—

Net closing balance	163	(8)	59	—	214

(1)	The “Other” differences relate to actuarial gains and losses

6.10 Financial liabilities

Financial liabilities by type

	As of December 31,
(in thousands of euros)	2015	2016	2017
Financial liabilities related to finance leases	144	204	117
Bank overdrafts	—	—	11
Conditional advances	563	1,182	1,182
Bank loans	—	1,480	1,534

Total financial liabilities	707	2,865	2,843

Financial liabilities by maturity

Maturity dates of financial liabilities as of December 31, 2015 are as follows:

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Financial liabilities
Bank loans	—	—	—	—	—
Conditional advances	501	—	—	63	563
Liabilities related to leases	56	88	—	—	144

Total financial liabilities	556	88	—	63	707

Maturity dates of financial liabilities as of December 31, 2016 are as follows:

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Financial liabilities
Bank loans	—	1,480	—	—	1,480
Conditional advances	—	—	—	1,182	1,182
Liabilities related to leases	50	154	—	—	204

Total financial liabilities	50	1,634	—	1,182	2,865

Maturity dates of financial liabilities as of December 31, 2017 are as follows:

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Financial liabilities
Bank loans	735	799	—	—	1,534
Conditional advances	—	—	—	1,182	1,182
Liabilities related to leases	79	39	—	—	117
Bank overdrafts	11	—	—	—	11

Total financial liabilities	824	838	—	1,182	2,843

The company has received a bank loan amounting to €1.900 thousand with Société Générale with a 0.4% interest rate and 36 monthly repayment terms to finance its investments.

The conditional advances from public authorities relate to contracts with BPI France. The Company has three contracts related to conditional advances with BPI France. These advances are not interest-bearing and are 100% repayable (nominal value) in the event of technical and/or commercial success.

Under IFRS, the fact that a conditional advance does not require an annual interest payment is akin to obtaining a zero-interest loan, i.e., more favorable than market conditions. The difference between the amount of the advance at its historical cost and that of the advance discounted at the risk-free rate (10 year forward bonds) increased by an estimated credit spread is considered to be a grant received from the State. These grants are recognized in the consolidated statement of net income (loss) over the estimated duration of the projects financed by these advances.

The portion of the conditional advances due in more than one year is recorded under financial debts—non-current portion, while the portion due in less than one year is recorded under financial debts—current portion.

Since its creation, the Company has received 3 conditional advances from BPI France, repayable under certain conditions. The main terms of the agreements as well as the balances as of December 31, 2016 and 2017 respectively are presented below:

Conditional advances (amounts received/paid)	€ ‘000
Conditional advance granted by BPI France / Pancreas project	735
Conditional advance granted by BPI France / GR-SIL project	81
Conditional advance granted by BPI France / Tedac project	63
Total conditional advances granted by BPI France as of 31 December 2012 (nominal value)	879
Effect of the discount	(122)

Total conditional advances granted by BPI France as of 31 December 2012 (present value)	757

Repayment in 2013	(115)
Of which BPI France / Pancreas project	(100)

Of which GR-SIL project	(15)
Interest capitalized in 2013	52

Financial liabilities as of December 31, 2013	694

Repayment in 2014	(184)
Of which BPI France / Pancreas project	(150)
Of which GR-SIL project	(34)
Interest capitalized in 2014	39

Financial liabilities as of December 31, 2014	549

Repayment in 2015	(9)
Interest capitalized in 2015	23

Financial liabilities as of December 31, 2015	563

Repayment in 2016	(508)
Of which BPI France / Pancreas project	(485)
Of which GR-SIL project	(23)
Conditional advance granted by BPI France / Tedac project	1,118
Interest capitalized in 2016	7

Financial liabilities as of December 31, 2016	1,181

Repayment in 2017	—

Interest capitalized in 2017	—

Financial liabilities as of December 31, 2017	1,181

•	BPI FRANCE / PANCREAS

The first conditional advance, granted by BPI France for a total amount of €735,000, related to the development of a new treatment against pancreatic cancer through the administration of allogenic red blood cells incorporating L-asparaginase program.

The repayment of this conditional advance was according to a fixed payment schedule that ended on June 30, 2016 following the last payment of €260,000.

As at December 31, 2017, all the payment due had been reimbursed (see below).

•	BPI FRANCE / GR-SIL

The second conditional advance, granted by BPI France, which provided for a total amount of €135,000, concerns a program for the preclinical validation of the encapsulation of interfering RNA for therapeutic use in red blood cells, notably to limit inflammation of the cirrhotic liver and/or prevent the development of hepatocellular carcinomas.

The Company has reimbursed the entire amount of the conditional advance in January 2016 for €23 thousand (representing the balance) and also reimbursed the related subsidy of €81 thousand to settle the dispute with BPI France.

•	BPI FRANCE / TEDAC:

The third conditional advance, granted by BPI France within the scope of the TEDAC project, is for a total amount of €4,895,052. This conditional advance is paid upon completion of the following key milestones:

•	€62,607 upon signature of the agreement (paid in 2012)

•	€1,118,735 upon the milestones n°4

•	the remainder upon calls for funds when key milestones are reached (not yet received)

•	as at December 31, 2017, the Company has reached milestone n°4; the Company has received €1,181 thousand of reimbursable advances and €1,455 thousand of cumulated subsidies.

The Company undertakes to repay BPI France initially:

a)	an amount of €5,281,000 upon achieving cumulative sales (excluding VAT) equal to or greater than €10 million, according to the following payment schedule:

•	€500,000 at the latest on June 30 of the first year in which the cumulative sales condition is achieved,

•	€750,000 at the latest on June 30 of the second year,

•	€1,500,000 at the latest on June 30 of the third year,

•	€2,531,000 at the latest on June 30 of the fourth year,

b)	and, where applicable, an annuity equal to 50% of the income generated through the sale of intellectual property rights resulting from the project, within the limit of a total repayment of €5.3 million.

In a second phase, when the cumulative sales reach €60,000,000, the Company undertakes to pay BPI France 2.5% of sales generated by the products developed within the project, limited to a total amount of €15 million over 15 years once sales begin.

6.11 Trade and other payables

	As of December 31,
(in thousands of euros)	2015	2016	2017
Domestic vendors	1,904	2,802	2,335
Foreign vendors	1,371	745	2,631
Vendors—Accruals	498	1,292	3,211
Other	(101)	(7)	(101)

Total trade and other payables	3,672	4,832	8,076

Trades and other payables have increased by €3,244 thousand as of December 31, 2017 of which €1,919 thousand relate to accruals. This trade and other payables increase is related to the increase in research and development activities in 2017.

The increase between 2015 and 2016 of €1,160 thousand is due to the same reason.

6.12 Other current liabilities

	As of December 31,
(in thousands of euros)	2015	2016	2017
Social liabilities, taxation and social security	1,241	1,465	2,706
Deferred revenue		—	—
Other payables	71	—	—

Total other current liabilities	1,311	1,465	2,706

The increase in other current liabilities between 2016 and 2017 is mainly due to the increase of accruals for bonuses and social tax on bonuses. The increase is related to the increase of wages and headcounts over the two periods.

6.13 Related parties

Related parties include the Chief Executive Officer of the Company Gil Beyen, members of the Board of Directors (6 Board members) and members of the executive committee (5 members).

The remuneration of directors and other members of the executive committee during the year amounted to €2,402 thousand for wages and €1,120 thousand for share based-payments (see Note 5.3).

	2017			2016			2015
In thousand of euros	Salary / Fees	Retirement benefits	Share based payments	Salary / Fees	Retirement benefits	Share based payments	Salary / Fees	Retirement benefits	Share based payments
Executive officers / VP and Qualified person	654	19	306	498	15	226	825	6	241
Executive committee	1,519	25	478	818	10	495	279	1	554
Board of directors	229	—	336	184	—	37	172	—	1,593

Total	2,402	44	1,120	1,500	25	758	1,276	7	2,387

The Company has no other related parties.

6. 14 Financial instruments recognized in the consolidated statement of financial position and effect on net income (loss)

As of December 31, 2015 (in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Loans and receivables	Debt at amortized cost	Fair value
Non-current financial assets	97	—	97	—	97
Trade and other receivables	424	—	424	—	424
Other current assets	5,705	—	5,705	—	5,705
Cash and cash equivalents (2)	45,634	45,634	—	—	45,634

Total financial assets	51,860	45,634	6,226	—	51,860

Financial liabilities – Non-current portion (3)	151	—	—	151	151
Financial liabilities – Current portion (3)	557	—	—	557	557
Trade payables and related accounts	3,672	—	—	3,672	3,672

Total financial liabilities	4,380	—	—	4,380	4,380

As of December 31, 2016 (in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Loans and receivables	Debt at amortized cost	Fair value
Non-current financial assets	132	—	132	—	132
Trade and other receivables	218	—	218	—	218
Other current assets	4,524	—	4,524	—	4,524
Cash and cash equivalents (2)	37,646	37,646	—	—	37,646

Total financial assets	42,520	37,646	4,874	—	42,520

Financial liabilities – Non-current portion (3)	2,816	—	—	2,816	2,816
Financial liabilities – Current portion (3)	50	—	—	50	50
Trade payables and related accounts	4,832	—	—	4,832	4,832

Total financial liabilities	7,697	—	—	7,697	7,697

As of December 31, 2017 (in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Loans and receivables	Debt at amortized cost	Fair value
Non-current financial assets	234	—	234	—	234
Trade and other receivables	76	—	76	—	76
Other current assets	5,790	—	5,790	—	5,790
Cash and cash equivalents (2)	185,525	185,525	—	—	185,525

Total financial assets	191,626	185,525	6,100	—	191,626

Financial liabilities – Non-current portion	2,019	—	—	2,019	2,019
Financial liabilities – Current portion (3)	824	—	—	824	824
Trade payables and related accounts (3)	8,076	—	—	8,076	8,076

Total financial liabilities	10,919	—	—	10,919	10,919

(1)	The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)	Cash and cash equivalents are comprised of money market funds and time deposit accounts, which are measured using level 1 and level 2 measurements, respectively.
(3)	The fair value of financial liabilities is determined using level 2 measurements.